Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Amendment Description
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000030254
Shareholder Report [Line Items]
Fund Name	Boyar Value Fund, Inc.
Class Name	Class A
Trading Symbol	BOYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyar Value Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.boyarassetmanagement.com/individual-investors-boyar-value-fund. You can also request this information by contacting us at 1-800-266-5566.
Additional Information Phone Number	1-800-266-5566
Additional Information Website	www.boyarassetmanagement.com/individual-investors-boyar-value-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	1.65%

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyar Value Fund	Boyar Value Fund - with load	S&P 500® Index	S&P Composite 1500 Value Index TR
06/30/14	$10,000	$9,499	$10,000	$10,000
06/30/15	$11,257	$10,692	$10,742	$10,443
06/30/16	$11,094	$10,538	$11,171	$10,767
06/30/17	$12,636	$12,002	$13,170	$12,516
06/30/18	$13,618	$12,935	$15,064	$13,538
06/30/19	$14,329	$13,611	$16,633	$14,558
06/30/20	$13,090	$12,434	$17,881	$13,751
06/30/21	$18,075	$17,169	$25,175	$19,499
06/30/22	$14,416	$13,693	$22,503	$18,454
06/30/23	$16,105	$15,297	$26,912	$22,044
06/30/24	$17,835	$16,941	$33,521	$25,254

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Years	10 Years
Boyar Value Fund
Without Load	4.43%	10.75%	4.47%	5.96%
With Load	- 0.78%	5.22%	3.41%	5.41%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P Composite 1500 Value Index TR	5.17%	14.56%	11.65%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 28,532,781
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 73,580
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,532,781 Number of Portfolio Holdings40 Advisory Fee $73,580 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ameriprise Financial, Inc.	12.6%
Microsoft Corporation	12.1%
Home Depot, Inc. (The)	7.7%
JPMorgan Chase & Company	6.5%
Uber Technologies, Inc.	5.1%
Bank of America Corporation	4.3%
Atlanta Braves Holdings, Inc. - Class C	3.7%
Walt Disney Company (The)	3.3%
Madison Square Garden Sports Corporation	3.3%
McDonald's Corporation	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.boyarassetmanagement.com/individual-investors-boyar-value-fund